UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group Limited Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

Annual Report	Delaware
Limited-Term Diversified
Income Fund
December 31, 2007

Fixed income mutual fund

Table of contents

> Portfolio management review	1
> Performance summary	4
> Disclosure of Fund expenses	6
> Sector allocation and credit quality breakdown	7
> Statement of net assets	8
> Statement of assets and liabilities	14
> Statement of operations	15
> Statements of changes in net assets	16
> Financial highlights	17
> Notes to financial statements	22
> Report of independent registered public accounting firm	28
> Other Fund information	29
> Board of trustees/directors and officers addendum	30
> About the organization	35

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Portfolio management review

Delaware Limited-Term Diversified Income Fund

Jan. 8, 2008

The managers of Delaware Limited-Term Diversified Income Fund, formerly named Delaware Limited-Term Government Fund, provided the answers to the questions below as a review of the Fund’s activities for the fiscal year ended Dec. 31, 2007.

Please describe the economic landscape and investment environment during the year ended Dec. 31, 2007.

Economic and market conditions early in the fiscal period were largely upbeat, as investors continued to aggressively seek higher-risk assets as a result of positive U.S. economic data. Conditions deteriorated during the spring and summer months as investors, already nervous about rising energy prices and other pressures on consumer spending, began to focus more intently on the difficult conditions for homeowners and homebuilders. Falling home prices, mortgage rate resets, and tightening lending conditions triggered an increase in mortgage defaults and substantial losses for many banks and home lenders. Financial institutions that had invested in securities backed by the riskiest loans faced some of the steepest losses. Lenders responded by dramatically tightening their borrowing requirements.

Within this environment, risk aversion and fear of the credit crunch resulting from the subprime mortgage crisis were the primary factors driving fixed income investors in our opinion. The cost of borrowing increased during the year and liquidity dwindled within the global economy. The Federal Reserve took action to make credit more readily available to borrowers. Specifically, the Fed first lowered the federal funds target rate in September, and ultimately lowered the rate from 5.25% to 4.25% by the end of the year. In December, the Fed also established a plan for biweekly emergency auctions of loans and, along with other central banks, provided major markets with virtually unlimited liquidity. At least temporarily, this action by the Fed appeared to reassure the fixed income markets, as conditions improved in late December.

Investors’ broad movement to lower-risk investments stoked demand for the relative safety of government bonds during the year and fueled their best performance in recent years. The Treasury yield curve steepened from its early 2007 flat position, and Treasury yields, which move inversely to bond prices, declined during the period. Treasury inflation-protected securities (TIPS) led the sector’s positive performance during the year.

How did the Fund perform during the year ended Dec. 31, 2007?

Delaware Limited-Term Diversified Income Fund returned +6.36% at net asset value and +3.46% at its maximum offer price (both figures are for Class A shares and reflect all distributions reinvested). For complete annualized performance for Delaware Limited-Term Diversified Income Fund, please see the table on page 4. By comparison, the Fund’s new benchmark, the Lehman 1-3 Year Government/Credit Index, returned +6.83%, and its new peer group, the Lipper Short-Intermediate Investment Grade Debt Funds Average, returned +4.95%. The Fund’s former benchmark — the Merrill Lynch 1-3 Year Treasury Index — returned +7.31%, and its former peer group, as measured by the Lipper Short-Intermediate U.S. Government Funds Average, gained 5.87% (source: Lipper).

What factors influenced performance during the year?

Delaware Limited-Term Diversified Income Fund’s objective is to seek maximum total return, consistent with reasonable risk. We pursued this goal by allocating assets between U.S. investment grade, U.S. high yield, international developed markets, and emerging markets securities that we viewed as having potential for favorable returns.

The Fund’s emphasis on U.S. government bonds helped boost Fund returns. The Fund held substantial positions in TIPS, securities for which principal and coupon payments are adjusted to eliminate the effects of inflation. Our large position in TIPS, particularly those with short maturities, also boosted Fund returns; short-maturity TIPS were among the stronger performing securities within the U.S. government bond asset class during the period as

The views expressed are current as of the date of this report and are subject to change.

(continues)     1

Portfolio management review

Delaware Limited-Term Diversified Income Fund

their returns were most directly boosted by rising energy and commodity costs.

A bond or bond fund’s sensitivity to changes in interest rates is measured by duration. The longer a fund’s duration, the more sensitive it will be to changes in interest rates. Within the Fund, our longer-than-benchmark duration also contributed positively to Fund performance as rates fell, and the yield curve steepened during the year.

On the downside, the Fund’s position in mortgage-backed and asset-backed securities that were not issued by the U.S. government, its agencies, or its instrumentalities, detracted from Fund returns. Investors generally fled these securities as they were subject to concerns surrounding the subprime mortgage crisis. We pared back the Fund’s position in this category during the year to minimize the Fund’s exposure to the more vulnerable investments within the sector. To a modest degree, the Fund’s emphasis on mortgage-backed securities detracted from potential returns because these invesments performed more poorly than Treasurys as interest rates fell during the year.

How was the Fund positioned at period end?

Within the context of the Fund’s new mandate and investment strategy that went into effect Nov. 30, 2007, the Fund eliminated its policy of investing a minimum of 80% of its assets in U.S. government securities. The changes also broadened the Fund’s strategy to permit investment in limited amounts of bank loans and high-yield (junk bonds), non–U.S. dollar, and emerging markets bonds. The Fund was positioned in anticipation of a high probability of recession in the coming year. As a result, the Fund continues to emphasize Treasury and agency securities as well as government-backed, mortgage-backed securities. In recent weeks, the Fund added modest positions in U.S. investment grade corporate bonds and non–U.S. dollar sovereign bonds. Looking further into the future and past the current economic downturn, we believe that our current conservative portfolio strategy should position us with the ability to prudently add risk to the Fund, once we anticipate a shift to more positive economic and market conditions.

Fixed Income Glossary

Basis point: 1/100 of a percentage point, or 0.01%. Basis points are often used to measure changes in, or differences between, yields.

Bond: A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date.

Bond ratings: Evaluations of creditworthiness by independent agencies such as Moody’s, Standard & Poor’s, and Fitch. Rating may range from Aaa or AAA (highest quality) to D (lowest quality). Bonds rated Baa/ BBB or better are considered investment grade. Bonds rated Ba/BB or lower are noninvestment grade and commonly known as junk bonds, or high yield bonds.

Callable bond: A bond that may be redeemed at the request of the issuer prior to the stated maturity date.

Coupon rate: The interest rate that is paid to the investor over the life of the bond.

Duration: A measurement of a fixed income investment’s sensitivity to changes in interest rates. The larger the number, the greater the likely price change for a given change in interest rates.

Fed funds rate: The percentage of interest that banks charge to lend money to each other. The rate, which fluctuates, is a good indicator of general interest rate trends.

Maturity: The length of time until a bond issuer must repay the underlying loan principal to the bondholder.

Par value: The face value of a bond. It is also referred to as the principal value. When a bond reaches maturity, the holder receives this value, regardless of what was paid for the bond.

Pre-refunded bonds: Bonds that have been refinanced and are secured by U.S. Treasury bonds, held in an escrow account.

Tax-exempt bond: Exempt from federal or state income tax, state taxes, or local property tax.

Treasury yield curve: This is a curve on a graph that depicts the difference between short and long-term bond yields across the duration spectrum. It is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. It is also used to assess broad market trends, as well as potential changes in economic output and growth.

Municipal Bonds

Legacy bonds: Bonds bought in previous periods that have been held in the portfolio.

Municipal bond: Bonds issued by every level of municipality in order to raise capital for day-to-day activities and special specific projects. The bonds pay interest that is typically exempt from federal income taxes and is also generally exempt from state and local income taxes.

Primary market: The broker-controlled, new-issue market. When a municipal bond is purchased in the primary market, the proceeds go to the municipality.

Secondary markets: Known as the aftermarket, or resale market. A bond exchange occurs between a buying investor and a selling investor, not from the issuer. Interest payments from the municipality are passed on to the new owner.

Performance summary

Delaware Limited-Term Diversified Income Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Limited-Term Diversified Income Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance
Average annual total returns
Through Dec. 31, 2007	1 year	5 years	10 years	Lifetime
Class A (Est. Nov. 24, 1985)
Excluding sales charge	+6.36%	+3.25%	+4.83%	+5.74%
Including sales charge	+3.46%	+2.67%	+4.54%	+5.61%

Class B (Est. May 2, 1994)
Excluding sales charge	+5.34%	+2.35%	+4.38%	+4.49%
Including sales charge	+3.34%	+2.35%	+4.38%	+4.49%

Class C (Est. Nov. 28, 1995)
Excluding sales charge	+5.34%	+2.35%	+3.92%	+3.92%
Including sales charge	+4.34%	+2.35%	+3.92%	+3.92%

The Fund will also be affected by prepayment risk due to its holdings of mortgage-backed securities. With prepayment risk, when homeowners prepay mortgages during periods of low interest rates, the Fund may be forced to re-deploy its assets in lower yielding securities.

If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against currency risks, the Fund will be subject to the special risks associated with those activities.

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Fund performance chart above and in the Performance of a $10,000 Investment chart on the next page. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. However, the distributor has voluntarily agreed to waive the Class A share’s distribution (12b-1) fees to no more than 0.15% of average daily net assets from May 1, 2007, until such time as the waiver is discontinued.

Class B shares may be purchased through dividend reinvestment and certain permitted exchanges. As described in the prospectus, Class B shares have a contingent deferred sales charge that declines from 2.00% to 0% depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after five years.

Effective at the close of business on May 31, 2007, no new or subsequent investments are allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Please see the prospectus supplement for additional information.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Management has contracted to reimburse expenses and/or waive its management fees from May 1, 2007, through April 30, 2008, as described in the most recent prospectus.

The Fund’s net expense ratios for Class A, B, C, R, and Institutional Class shares are 0.84%, 1.69%, 1.69%, 1.19%, and 0.69%, respectively, as shown in the most recent prospectus. Without the applicable fee waivers, total operating expenses for Class A, B, C, R, and Institutional Class shares would have been 1.13%, 1.83%, 1.83%, 1.43%, and 0.83%, respectively.

The average annual total returns for the 1-year, 3-year, and lifetime (since June 2, 2003) periods ended Dec. 31, 2007, for Delaware Limited-Term Diversified Income Fund Class R shares were 5.86%, 3.56%, and 2.73%, respectively.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through April 30, 2008.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since Nov. 24, 1985) periods ended Dec. 31, 2007, for Delaware Limited-Term Diversified Income Fund Institutional Class shares were 6.52%, 3.40%, 4.99%, and 5.88%, respectively. Institutional Class shares were first made available June 1, 1992, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to June 1, 1992, is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table on the previous page and the graph below do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fund basics
As of Dec. 31, 2007

Fund objective
Seeks maximum total return, consistent with reasonable risk.

Total Fund net assets
$212 million

Number of holdings
206

Fund start date
Nov. 24, 1985

	Nasdaq symbols	CUSIPs
Class A	DTRIX	245912308
Class B	DTIBX	245912605
Class C	DTICX	245912704
Class R	DLTRX	245912803
Institutional Class	DTINX	245912506

Performance of a $10,000 Investment
Dec. 31, 1997, through Dec. 31, 2007

	Starting value (Dec. 31, 1997)	Ending value (Dec. 31, 2007)
Lehman 1-3 Year Government/Credit Index	$10,000	$16,273
Merrill Lynch 1-3 Year Treasury Index	$10,000	$15,911

Delaware Limited-Term Diversified Income Fund — Class A Shares	$9,725	$15,566

The chart assumes $10,000 invested in the Fund on Dec. 31, 1997, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions.

Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the Merrill Lynch 1-3 Year Treasury Index and the Lehman 1-3 Year Government/Credit Index as of Dec. 31, 1997. The Merrill Lynch 1-3 Year Treasury Index measures the performance of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. The Lehman 1-3 Year Government/Credit Index is a market value-weighted index of government fixed-rate debt issues and investment grade U.S. and foreign fixed-rate debt issues with dollar-weighted average maturities between one and three years. The Lehman 1-3 Year Government/Credit Index is replacing the Merrill Lynch 1-3 Year Treasury Index as the Fund’s benchmark as it is more closely aligned with the Fund’s current investment strategy. The Merrill Lynch 1-3 Year Treasury Index may be excluded from this comparison in the future. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Disclosure of Fund expenses

For the period July 1, 2007 to December 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Limited-Term Diversified Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/07 to
	7/1/07	12/31/07	Ratios	12/31/07*
Actual Fund Return
Class A	$1,000.00	$1,047.90	0.84%	$4.34
Class B	1,000.00	1,042.20	1.69%	8.70
Class C	1,000.00	1,042.20	1.69%	8.70
Class R	1,000.00	1,044.80	1.19%	6.13
Institutional Class	1,000.00	1,048.70	0.69%	3.56
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class B	1,000.00	1,016.69	1.69%	8.59
Class C	1,000.00	1,016.69	1.69%	8.59
Class R	1,000.00	1,019.21	1.19%	6.06
Institutional Class	1,000.00	1,021.73	0.69%	3.52

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and credit quality breakdown

Delaware Limited-Term Diversified Income Fund

As of December 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

	Percentage
Sector	of Net Assets
Agency Asset-Backed Security	0.15%
Agency Collateralized Mortgage Obligations	12.47%
Agency Mortgage-Backed Securities	35.36%
Agency Obligations	8.90%
Commercial Mortgage-Backed Securities	2.05%
Corporate Bonds	8.90%
Banking	0.97%
Basic Industry	1.12%
Communications	1.05%
Consumer Non-Cyclical	1.95%
Electric	0.93%
Energy	1.00%
Finance Company	0.94%
Insurance	0.94%
Municipal Bond	0.46%
Non-Agency Asset-Backed Securities	7.21%
Non-Agency Collateralized Mortgage Obligations	5.59%
Supranational Bank	0.25%
U.S. Treasury Obligations	19.88%
Discount Note	0.41%
Securities Lending Collateral	20.18%
Total Value of Securities	121.81%
Obligation to Return Securities Lending Collateral	(20.18%	)
Liabilities Net of Receivables and Other Assets	(1.63%	)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	90.22%
AA	2.43%
A	6.32%
BBB	1.03%
Total	100.00%

Statement of net assets

Delaware Limited-Term Diversified Income Fund

December 31, 2007

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Security – 0.15%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	313,593	$ 316,675
Total Agency Asset-Backed
Security (cost $311,057)			316,675

Agency Collateralized Mortgage Obligations – 12.47%
•E.F. Hutton Trust III Series 1 A
5.608% 10/25/17		111,417	111,478
Fannie Mae
Series 1993-71 PL
6.50% 5/25/08		48,178	48,135
Series 1996-46 ZA
7.50% 11/25/26		393,757	413,390
Series 2001-50 BA
7.00% 10/25/41		393,221	413,176
Series 2003-122 AJ
4.50% 2/25/28		298,322	293,990
•Series 2006-M2 A2F
5.259% 5/25/20		1,315,000	1,301,954
Fannie Mae Grantor Trust
Series 2001-T10 A1
7.00% 12/25/41		437,335	456,391
Series 2002-T1 A2
7.00% 11/25/31		256,464	270,320
Fannie Mae Whole Loan
•Series 2002-W1 2A
7.50% 2/25/42		243,132	257,531
Series 2004-W9 2A1
6.50% 2/25/44		306,047	319,378
wFreddie Mac Structured Pass
Through Securities
Series T-42 A5
7.50% 2/25/42		92,243	97,641
Series T-58 2A
6.50% 9/25/43		1,633,494	1,706,118
•Series T-60 1A4C
5.395% 3/25/44		2,901,610	2,924,544
Freddie Mac
Series 2541 JB
5.00% 2/15/16		607,121	608,083
Series 2552 KB
4.25% 6/15/27		333,926	332,981
Series 2662 MA
4.50% 10/15/31		551,155	546,057
Series 2694 QG
4.50% 1/15/29		520,000	513,662
Series 2915 KP
5.00% 11/15/29		640,000	639,607
Series 3063 PC
5.00% 2/15/29		1,035,000	1,043,965
Series 3113 QA
5.00% 11/15/25		1,980,286	1,987,097
Freddie Mac Stated Final
Series 5 GC 2.95% 12/15/09		1,584,440	1,574,544
GNMA
Series 2002-28 B
5.779% 7/16/24		2,308,692	2,331,870
Series 2002-61 BA
4.648% 3/16/26		744,072	745,796
Series 2003-72 C
4.86% 2/16/30		2,500,000	2,515,456
•Series 2003-78 B
5.11% 10/16/27		5,000,000	5,041,960
Total Agency Collateralized
Mortgage Obligations
(cost $26,445,606)			26,495,124

Agency Mortgage-Backed Securities – 35.36%
Fannie Mae
4.50% 9/1/13 to 3/1/14		1,884,437	1,890,416
5.50% 5/15/09 to 1/1/13		905,014	908,896
6.00% 9/1/12		1,118,073	1,141,990
6.215% 6/1/08		1,187,108	1,183,130
6.50% 8/1/17		332,690	342,538
7.00% 11/15/16		617,532	641,247
7.41% 4/1/10		4,703,219	4,945,954
9.00% 11/1/15		157,680	167,856
10.00% 10/1/30		173,616	194,869
16.00% 11/15/12		166,507	206,018
•Fannie Mae ARM
4.794% 11/1/35		2,754,605	2,750,854
5.003% 6/1/34		545,236	548,235
5.026% 11/1/33		2,124,859	2,182,177
5.055% 8/1/35		758,879	745,996
5.090% 5/1/36		1,900,676	1,899,738
5.763% 8/1/34		514,534	518,374
5.861% 4/1/36		4,072,361	4,144,411
6.105% 6/1/36		1,484,057	1,459,258
6.172% 7/1/36		1,544,649	1,581,095
6.297% 7/1/36		1,270,610	1,303,018
6.318% 8/1/36		752,942	769,294
6.348% 4/1/36		552,809	561,360
6.837% 12/1/33		452,544	458,227
Fannie Mae Balloon 7 yr
4.00% 8/1/10		1,446,695	1,433,579
5.00% 8/1/11		1,968,449	1,989,001
Fannie Mae FHAVA 30 yr
7.25% 4/1/09		1,037	1,048
7.50% 3/1/25		1,041	1,099
8.50% 8/1/09		2,450	2,498
11.00% 8/1/10 to 12/1/15		192,204	210,747
Fannie Mae GPM 11.00% 11/1/10		8,846	9,546
Fannie Mae Relocation 15 yr
4.00% 9/1/20		868,451	833,531
Fannie Mae Relocation 30 yr
5.00% 9/1/33		711,768	700,204

		Principal	Value
		Amount°	(U.S.$)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
5.00% 7/1/19	USD	470,316	$ 471,184
7.50% 4/1/11		8,765	9,014
8.00% 10/1/14 to 10/1/16		755,050	787,163
Fannie Mae S.F. 15 yr TBA
5.50% 1/1/23		2,000,000	2,025,938
6.00% 1/1/23		1,805,000	1,847,022
Fannie Mae S.F. 20 yr
6.50% 2/1/22		433,616	448,666
Fannie Mae S.F. 30 yr
5.50% 3/1/29 to 7/1/37		3,469,859	3,474,057
6.50% 9/1/36		630,000	647,667
7.00% 8/1/32 to 9/1/32		436,138	459,164
7.50% 12/1/10 to 11/1/31		162,536	170,638
8.00% 9/1/11 to 5/1/24		508,714	541,712
8.50% 11/1/08 to 8/1/17		138,723	147,915
9.00% 8/1/22		417,581	451,821
9.25% 3/1/09 to 8/1/16		49,766	53,801
10.00% 2/1/25		673,981	744,533
11.00% 9/1/15 to 8/1/20		143,090	166,281
12.50% 2/1/11		1,124	1,155
Fannie Mae S.F. 30 yr TBA
7.00% 1/1/38		90,000	93,600
Freddie Mac
6.00% 1/1/17		492,690	501,312
6.50% 6/17/14 to 3/1/16		1,723,019	1,756,022
•Freddie Mac ARM
5.680% 7/1/36		355,228	359,988
7.021% 4/1/34		152,390	153,973
7.178% 4/1/33		288,486	291,473
Freddie Mac Balloon 5 yr
4.00% 3/1/08 to 8/1/08		1,439,064	1,431,300
4.50% 1/1/10		135,238	133,774
Freddie Mac Balloon 7 yr
4.00% 4/1/10 to 5/1/10		1,350,416	1,329,193
4.50% 3/1/10 to 12/1/11		3,957,292	3,937,440
5.00% 6/1/11 to 11/1/11		552,236	554,672
6.00% 4/1/09		41,826	42,199
Freddie Mac FHAVA 30 yr
8.00% 3/1/08		265	265
8.50% 1/1/09		699	706
9.50% 2/1/10		33,162	33,165
11.00% 2/1/14		5,475	6,014
Freddie Mac Relocation 15 yr
3.50% 9/1/18 to 10/1/18		3,622,801	3,449,995
Freddie Mac Relocation 30 yr
5.00% 9/1/33		2,288,863	2,257,301
6.50% 10/1/30		2,169	2,239
Freddie Mac S.F. 15 yr
5.00% 6/1/18		335,292	336,115
6.00% 10/1/10		11,860	12,058
7.50% 4/1/11		44,108	45,318
8.00% 7/1/16		159,950	169,130
Freddie Mac S.F. 30 yr
7.00% 11/1/33		827,376	868,081
8.00% 5/1/09 to 5/1/31		356,716	381,070
8.50% 12/1/08 to 12/1/09		8,504	8,682
9.00% 6/1/09 to 9/1/30		215,191	233,093
9.25% 2/1/13		1,008	1,010
9.50% 6/1/16		1,432	1,453
9.75% 12/1/08		2,551	2,595
11.00% 5/1/20		4,843	5,618
11.50% 6/1/15 to 3/1/16		246,993	279,633
GNMA I GPM
11.00% 7/15/10		13,704	14,752
11.50% 4/15/10		9,597	10,390
12.25% 1/15/14		11,447	13,131
GNMA I Mobile Home
6.50% 9/15/10		10,568	10,800
GNMA I S.F. 15 yr
6.00% 2/15/09 to 6/15/09		53,834	54,219
7.50% 7/15/10 to 9/15/10		70,935	71,321
GNMA I S.F. 30 yr
6.00% 4/15/33		536,935	550,396
7.00% 5/15/28 to 12/15/34		5,966,702	6,342,792
7.50% 12/15/23 to 12/15/31		427,618	455,988
8.00% 6/15/30		18,041	19,530
9.00% 10/15/09 to 2/15/17		95,570	100,365
9.50% 6/15/16 to 8/15/17		22,493	24,468
11.00% 12/15/09 to 5/15/20		163,159	186,178
GNMA II GPM
9.75% 12/20/16 to 9/20/17		20,015	22,781
GNMA II S.F. 15 yr 7.50% 3/20/09		4,372	4,445
GNMA II S.F. 30 yr
9.50% 11/20/20		2,556	2,796
10.50% 6/20/20		2,360	2,753
11.00% 9/20/15 to 10/20/15		88,789	101,507
11.50% 12/20/17 to 10/20/18		62,685	73,844
12.00% 4/20/14 to 5/20/16		152,985	177,440
12.50% 10/20/13 to 11/20/13		39,331	45,032
Total Agency Mortgage-Backed Securities
(cost $75,321,099)			75,137,350

Agency Obligations – 8.90%
Fannie Mae
*4.75% 3/12/10		5,140,000	5,267,266
6.625% 9/15/09		1,645,000	1,727,197
Federal Home Loan Bank System
3.75% 1/8/10		2,250,000	2,259,176
3.84% 11/25/09		1,392,025	1,386,373
*4.25% 11/20/09		1,030,000	1,042,986
4.50% 10/9/09		420,000	426,664
*Freddie Mac
4.125% 11/30/09 to 7/12/10		6,710,000	6,792,665
Total Agency Obligations
(cost $18,395,417)			18,902,327

(continues)     9

Statement of net assets

Delaware Limited-Term Diversified Income Fund

		Principal	Value
		Amount°	(U.S.$)
Commercial Mortgage-Backed Securities – 2.05%
•Bank of America Commercial
Mortgage Series 2006-3 A4
5.889% 7/10/44	USD	835,000	$ 867,578
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1
AAB 5.555% 2/15/39		180,000	182,585
•#Crown Castle Towers Series 2005-1A
AFL 144A 5.408% 6/15/35		630,000	615,479
Goldman Sachs Mortgage
Securities II
Series 2006-GG8 A4
5.56% 11/10/39		690,000	700,760
•#Series 2006-RR3 A1S 144A
5.659% 7/18/56		720,000	614,153
JPMorgan Chase Commercial
Mortgage Securities
Series 2006-LDP9 A2
5.134% 5/15/47		320,000	313,440
•#Series 2006-RR1A A1 144A
5.455% 10/18/52		240,000	208,538
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2
4.96% 7/12/38		270,000	269,431
#Tower 144A
Series 2006-1 B 5.588% 2/15/36		255,000	253,067
Series 2006-1 C 5.707% 2/15/36		340,000	339,874
Total Commercial Mortgage-Backed
Securities (cost $4,499,703)			4,364,905

Corporate Bonds – 8.90%
Banking – 0.97%
JPMorgan Chase 5.75% 1/2/13		20,000	20,403
Wells Fargo 5.25% 10/23/12		2,000,000	2,035,406
			2,055,809
Basic Industry – 1.12%
duPont (E.I.) deNemours
5.00% 1/15/13		2,000,000	2,014,832
Textron 6.50% 6/1/12		345,000	366,382
			2,381,214
Communications – 1.05%
AT&T Wireless 8.125% 5/1/12		2,000,000	2,225,882
			2,225,882
Consumer Non-Cyclical – 1.95%
American Home Products
6.95% 3/15/11		2,000,000	2,132,548
Kellogg 5.125% 12/3/12		2,000,000	2,018,920
			4,151,468
Electric – 0.93%
Pacific Gas & Electric 4.20% 3/1/11		2,000,000	1,969,478
			1,969,478
Energy – 1.00%
Weatherford International
6.625% 11/15/11		2,000,000	2,121,434
			2,121,434
Finance Company – 0.94%
International Lease Finance
5.35% 3/1/12		2,000,000	2,003,156
			2,003,156
Insurance – 0.94%
WellPoint 5.00% 1/15/11		2,000,000	2,004,278
			2,004,278
Total Corporate Bonds
(cost $17,201,590)			18,912,719

Municipal Bond – 0.46%
Massachusetts State Special
Obligation CPI Linked Loan
Revenue Series A
3.77% 6/1/22 (FSA)		950,000	979,431
Total Municipal Bond
(cost $1,037,629)			979,431

Non-Agency Asset-Backed Securities – 7.21%
•Ameriquest Mortgage Securities
Series 2006-R1 A2C
5.055% 3/25/36		1,335,000	1,266,355
•Bank of America Credit Card
Trust Series 2006-A10 A10
5.008% 2/15/12		6,715,000	6,686,079
Capital Auto Receivables Asset
Trust Series 2007-3 A3A
5.02% 9/15/11		495,000	498,688
Caterpillar Financial Asset
Trust Series 2007-A A3A
5.34% 6/25/12		170,000	172,560
Centex Home Equity Series 2005-D
AF4 5.27% 10/25/35		515,000	496,315
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2003-3 1A4
3.303% 11/25/29		271,928	268,364
•Citibank Credit Card Issuance
Trust Series 2007-A7 A7
5.299% 8/20/14		570,000	570,454
Countrywide Asset-Backed Certificates
Series 2006-S5 A3
5.762% 6/25/35		990,000	852,455
•Series 2006-S7 A3
5.712% 11/25/35		985,000	852,351
#Dunkin Securitization Series 2006-1
A2 144A 5.779% 6/20/31		500,000	482,273
Hyundai Auto Receivables
Trust Series 2007-A A3A
5.04% 1/17/12		170,000	170,801
•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35		496,134	451,017

		Principal	Value
		Amount°	(U.S.$)
Non-Agency Asset Backed Securities (continued)
Renaissance Home Equity
Loan Trust
Series 2005-3 AF2
4.723% 11/25/35	USD	35,163	$ 35,037
Series 2007-2 AF2
5.675% 6/25/37		175,000	166,738
•Residential Funding Mortgage
Securities II Series 2006-HSA2
AI2 4.96% 3/25/36		1,600,000	1,474,295
#Sierra Receivables Funding
Series 2003-2A A1 144A
3.03% 12/15/15		130,762	128,373
•#Sovereign Dealer Floor Plan
Master Series 2006-1 A 144A
5.078% 8/15/11		750,000	750,000
Total Non-Agency Asset-Backed
Securities (cost $15,898,470)			15,322,155

Non-Agency Collateralized Mortgage Obligations – 5.59%
Bear Stearns Asset-Backed
Securities Trust Series 2005-AC8
A5 5.50% 11/25/35		592,500	595,477
Countrywide Alternative Loan Trust
•Series 2004-J7 1A2
4.673% 8/25/34		78,156	77,766
Series 2006-2CB A3
5.50% 3/25/36		548,579	545,448
•wCountrywide Home Loan
Mortgage Pass Through Trust
Series 2004-12 1M
5.096% 8/25/34		482,366	472,198
Series 2004-HYB4 M
4.834% 9/20/34		192,526	183,621
Series 2006-HYB4 1A2
5.627% 6/20/36		446,369	441,323
Credit Suisse First Boston
Mortgage Securities
Series 2003-29 5A1
7.00% 12/25/33		220,100	220,031
Series 2004-1 3A1
7.00% 2/25/34		134,463	138,791
•First Horizon Asset Securities
Series 2007-AR3 2A2
6.315% 11/25/37		1,093,291	1,099,047
#GSMPS Mortgage Loan Trust 144A
•Series 1998-2 A 7.75% 5/19/27		273,160	297,963
•Series 1999-3 A 8.00% 8/19/29		676,831	729,347
Series 2005-RP1 1A4
8.50% 1/25/35		728,319	793,840
•JPMorgan Mortgage Trust
Series 2005-A8 2A1
4.948% 11/25/35		971,014	964,887
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A
8.00% 8/25/34		551,707	594,935
•Nomura Asset Acceptance
Series 2006-AF1 1A2
6.159% 5/25/36		1,320,000	1,262,469
Residential Asset
Mortgage Products
Series 2004-SL1 A3
7.00% 11/25/31		127,161	129,931
Series 2004-SL4 A3
6.50% 7/25/32		365,067	362,437
wWashington Mutual Alternative
Mortgage Pass Through
Certificates Series 2005-1 5A2
6.00% 3/25/35		357,515	360,308
Wells Fargo Mortgage-Backed
Securities Trust
•Series 2004-EE 2A1
3.989% 12/25/34		1,299,060	1,286,291
•Series 2005-AR16 6A4
4.999% 10/25/35		692,458	693,482
Series 2007-13 A7
6.00% 9/25/37		621,310	619,368
Total Non-Agency Collateralized Mortgage
Obligations (cost $11,912,163)			11,868,960

Supranational Bank – 0.25%
International Bank for Reconstruction
& Development 5.75% 6/25/10	RUB	13,020,000	526,229
Total Supranational Bank
(cost $523,699)			526,229

U.S. Treasury Obligations – 19.88%
U.S. Treasury Bonds
*4.25% 11/15/17	USD	2,297,000	2,337,737
*4.75% 2/15/37		354,000	370,594
U.S. Treasury Inflation
Indexed Notes
3.00% 7/15/12		1,429,223	1,548,363
*3.875% 1/15/09		10,917,409	11,243,229
*4.25% 1/15/10		1,005,834	1,073,571
U.S. Treasury Notes
*3.125% 11/30/09		10,600,000	10,614,914
3.625% 12/31/12		10,575,000	10,657,622
*4.50% 5/15/10		2,295,000	2,372,277
¥12.00% 8/15/13		1,930,000	2,031,024
Total U.S. Treasury Obligations
(cost $42,801,640)			42,249,331

(continues)     11

Statement of net assets

Delaware Limited-Term Diversified Income Fund

		Principal	Value
		Amount°	(U.S.$)
≠Discount Note – 0.41%
Federal Home Loan Bank
3.25% 1/2/08	USD	860,155	$ 860,078
Total Discount Note
(cost $860,078)			860,078

Total Value of Securities Before Securities Lending
Collateral – 101.63%
(cost $215,208,151)			215,935,284

		Number of Shares
Securities Lending Collateral** – 20.18%
Investment Companies
Mellon GSL DBT II Collateral Fund		42,870,570	42,870,570
Total Securities Lending Collateral
(cost $42,870,570)			42,870,570

Total Value of Securities – 121.81%
(cost $258,078,721)			258,805,854 ©
Obligation to Return Securities
Lending Collateral** – (20.18%)			(42,870,570)
Liabilities Net of Receivables
and Other Assets – (1.63%)			(3,458,950)
Net Assets Applicable to 25,490,239
Shares Outstanding – 100.00%			$212,476,334

Net Asset Value – Delaware Limited-Term Diversified
Income Fund Class A
($177,182,944 / 21,255,071 Shares)			$8.34
Net Asset Value – Delaware Limited-Term Diversified
Income Fund Class B
($5,631,490 / 675,798 Shares)			$8.33
Net Asset Value – Delaware Limited-Term Diversified
Income Fund Class C
($19,847,262 / 2,381,981 Shares)			$8.33
Net Asset Value – Delaware Limited-Term Diversified
Income Fund Class R
($516,646 / 61,959 Shares)			$8.34
Net Asset Value – Delaware Limited-Term Diversified
Income Fund Institutional Class ($9,297,992 /
1,115,430 Shares)			$8.34

Components of Net Assets at December 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$231,476,026
Distributions in excess of net investment income	(160,162)
Accumulated net realized loss on investments	(19,810,516)
Net unrealized appreciation of investments
and foreign currencies	970,986
Total net assets	$212,476,334

°	Principal amount shown is stated in the currency in which each security is denominated

EUR — European Monetary Unit JPY — Japanese Yen RUB — Russian Ruble USD — United States Dollar

≠	The rate shown is the effective yield at the time of purchase.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2007, the aggregate amount of Rule 144A securities equaled $6,258,859, which represented 2.95% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of December 31, 2007.

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥	Fully or partially pledged as collateral for financial futures contracts.

©	Includes $42,460,124 of securities loaned.

*	Fully or partially on loan.

**	See Note 12 in “Notes to financial statements.”

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CPI — Consumer Price Index
FHAVA — Federal Housing Administration & Veterans Administration
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS — Goldman Sachs Reperforming Mortgage Securities
S.F. — Single Family
TBA — To Be Announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Limited-Term Diversified Income Fund
Net asset value Class A (A)	$8.34
Sales charge (2.75% of offering price) (B)	0.24
Offering price	$8.58

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $100,000 or more.

The following foreign currency exchange contracts, futures contracts, written options, and swap contracts were outstanding at December 31, 2007:

Foreign Currency Exchange Contracts1

Contracts to				Settlement	Unrealized
Receive		In Exchange For		Date	Appreciation
EUR	678,191	USD	(978,427)	1/31/08	$ 11,890
JPY	229,729,500	USD	(2,039,900)	1/31/08	27,371
					$ 39,261

Futures Contract2

Contract	Notional	Notional	Expiration	Unrealized
to Buy	Cost	Value	Date	Appreciation
126 U.S. Treasury
5 yr Notes	$13,872,879	$13,895,438	3/31/08	$22,559

Written Options3

Number of	Notional	Exercise	Expiration		Unrealized
Contracts	Value	Price	Date	Description	Appreciation
(300)	$30,000,000	$110	3/19/08	US Treasury	$60,089
				10 yr Future

Swap Contract4
Interest Rate Swap Contract

Notional	Expiration		Unrealized
Value	Date	Description	Appreciation
$5,750,000	1/8/09	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 5.071% and to pay the notional amount multiplied by the 3 month LIBOR.	$55,948

The use of foreign currency exchange contracts, futures contracts, written options, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 10 in “Notes to financial statements.”
4See Note 11 in “Notes to financial statements.”

See accompanying notes

Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund

December 31, 2007

Assets:
Investments, at value	$215,935,284
Short-term investments held as collateral for loaned securities	42,870,570
Receivables for securities sold	10,724,832
Interest receivable	1,460,325
Subscriptions receivable	151,166
Interest rate swap contracts, at value	55,948
Variation margin receivable on futures contracts	41,344
Net interest receivable on interest rate swaps	68,792
Foreign currency contracts, at value	39,261
Securities lending income receivable	37,522
Total assets	271,385,044

Liabilities:
Cash overdraft	39,980
Payables for securities purchased	15,178,037
Payable on index swaps closed	52,264
Distributions payable	228,653
Liquidations payable	207,278
Obligation to return securities lending collateral	42,870,570
Due to manager and affiliates	200,783
Other accrued expenses	56,145
Options written, at value (premiums received $135,089)	75,000
Total liabilities	58,908,710

Total Net Assets	$212,476,334

Investments, at cost	$215,208,151
Cost of short-term investments held as collateral for loaned securities	$ 42,870,570

See accompanying notes

Statement of operations

Delaware Limited-Term Diversified Income Fund

Year Ended December 31, 2007

Investment Income:
Interest	$9,748,538
Securities lending income	127,538
		$ 9,876,076
Expenses:
Management fees	1,074,011
Distribution expenses – Class A	514,395
Distribution expenses – Class B	84,759
Distribution expenses – Class C	201,436
Distribution expenses – Class R	7,695
Dividend disbursing and transfer agent fees and expenses	403,710
Accounting and administration expenses	85,911
Registration fees	45,885
Legal fees	44,470
Reports and statements to shareholders	43,901
Audit and tax	20,793
Custodian fees	15,582
Pricing fees	10,545
Trustees’ fees	10,250
Insurance fees	5,472
Consulting fees	4,043
Dues and services	1,274
Trustees’ expenses	1,273	2,575,405
Less expenses absorbed or waived		(305,131)
Less waived distribution expenses – Class A		(257,197)
Less waived distribution expenses – Class R		(1,282)
Less expense paid indirectly		(4,206)
Total operating expenses		2,007,589
Net Investment Income		7,868,487

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		2,145,022
Futures contracts		414,162
Options written		127,005
Swap contracts		159,715
Foreign currencies		(91,498)
Net realized gain		2,754,406
Net change in unrealized appreciation/depreciation of investments and foreign currencies		2,066,729
Net Realized and Unrealized Gain on Investments and Foreign Currencies		4,821,135

Net Increase in Net Assets Resulting from Operations		$12,689,622

See accompanying notes

Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Year Ended
	12/31/07	12/31/06
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 7,868,487	$ 8,404,842
Net realized gain (loss) on investments and foreign currencies	2,754,406	(1,391,498)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	2,066,729	2,107,905
Net increase in net assets resulting from operations	12,689,622	9,121,249

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,881,882)	(7,935,596)
Class B	(319,823)	(556,601)
Class C	(755,846)	(931,300)
Class R	(55,857)	(77,973)
Institutional Class	(645,639)	(1,338,300)
	(9,659,047)	(10,839,770)
Capital Share Transactions:
Proceeds from shares sold:
Class A	41,887,644	25,965,119
Class B	563,082	1,187,968
Class C	4,420,547	2,275,523
Class R	496,530	425,774
Institutional Class	2,674,329	9,981,436

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,242,596	6,288,741
Class B	263,414	427,718
Class C	559,459	689,291
Class R	55,857	77,116
Institutional Class	632,736	1,330,117
	57,796,194	48,648,803
Cost of shares repurchased:
Class A	(46,831,044)	(47,503,869)
Class B	(6,953,876)	(9,668,763)
Class C	(7,126,788)	(13,272,729)
Class R	(1,910,239)	(474,398)
Institutional Class	(16,029,838)	(15,375,739)
	(78,851,785)	(86,295,498)
Decrease in net assets derived from capital share transactions	(21,055,591)	(37,646,695)
Net Decrease in Net Assets	(18,025,016)	(39,365,216)

Net Assets:
Beginning of year	230,501,350	269,866,566
End of year (including undistributed (distributions in excess of)
net investment income of $(160,162) and $126, respectively)	$212,476,334	$230,501,350

See accompanying notes

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$8.210	$8.270	$8.480	$8.620	$8.770

Income (loss) from investment operations:
Net investment income[1]	0.310	0.284	0.278	0.244	0.222
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.199	0.019	(0.132)	(0.048)	(0.039)
Total from investment operations	0.509	0.303	0.146	0.196	0.183

Less dividends and distributions from:
Net investment income	(0.379)	(0.363)	(0.356)	(0.336)	(0.315)
Return of capital	—	—	—	—	(0.018)
Total dividends and distributions	(0.379)	(0.363)	(0.356)	(0.336)	(0.333)

Net asset value, end of period	$8.340	$8.210	$8.270	$8.480	$8.620

Total return[2]	6.36%	3.76%	1.76%	2.31%	2.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$177,183	$173,362	$189,845	$204,053	$249,845
Ratio of expenses to average net assets	0.83%	0.81%	0.82%	0.75%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.12%	1.14%	1.12%	1.13%	1.14%
Ratio of net investment income to average net assets	3.77%	3.46%	3.32%	2.85%	2.57%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.48%	3.13%	3.02%	2.47%	2.18%
Portfolio turnover	236%	276%	259%	313%	483%

[1] The average shares outstanding method has been applied for per share information for the year ended December 31, 2007.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     17

Financial highlights

Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$8.210	$8.270	$8.480	$8.620	$8.770

Income (loss) from investment operations:
Net investment income[1]	0.240	0.215	0.207	0.170	0.152
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.189	0.019	(0.132)	(0.047)	(0.044)
Total from investment operations	0.429	0.234	0.075	0.123	0.108

Less dividends and distributions from:
Net investment income	(0.309)	(0.294)	(0.285)	(0.263)	(0.244)
Return of capital	—	—	—	—	(0.014)
Total dividends and distributions	(0.309)	(0.294)	(0.285)	(0.263)	(0.258)

Net asset value, end of period	$8.330	$8.210	$8.270	$8.480	$8.620

Total return[2]	5.34%	2.89%	0.90%	1.44%	1.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,631	$11,674	$19,857	$27,559	$37,774
Ratio of expenses to average net assets	1.68%	1.66%	1.67%	1.60%	1.60%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.82%	1.84%	1.82%	1.83%	1.86%
Ratio of net investment income to average net assets	2.92%	2.61%	2.47%	2.00%	1.72%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.78%	2.43%	2.32%	1.77%	1.46%
Portfolio turnover	236%	276%	259%	313%	483%

[1] The average shares outstanding method has been applied for per share information for the year ended December 31, 2007.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$8.210	$8.270	$8.480	$8.620	$8.770

Income (loss) from investment operations:
Net investment income[1]	0.240	0.215	0.207	0.170	0.152
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.189	0.019	(0.132)	(0.047)	(0.044)
Total from investment operations	0.429	0.234	0.075	0.123	0.108

Less dividends and distributions from:
Net investment income	(0.309)	(0.294)	(0.285)	(0.263)	(0.244)
Return of capital	—	—	—	—	(0.014)
Total dividends and distributions	(0.309)	(0.294)	(0.285)	(0.263)	(0.258)

Net asset value, end of period	$8.330	$8.210	$8.270	$8.480	$8.620

Total return[2]	5.34%	2.89%	0.90%	1.44%	1.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,847	$21,716	$32,235	$49,709	$72,045
Ratio of expenses to average net assets	1.68%	1.66%	1.67%	1.60%	1.60%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.82%	1.84%	1.82%	1.83%	1.86%
Ratio of net investment income to average net assets	2.92%	2.61%	2.47%	2.00%	1.72%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	2.78%	2.43%	2.32%	1.77%	1.46%
Portfolio turnover	236%	276%	259%	313%	483%

[1] The average shares outstanding method has been applied for per share information for the year ended December 31, 2007.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     19

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

					6/2/03[1]
	Year Ended				to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$8.220	$8.270	$8.490	$8.630	$8.800

Income (loss) from investment operations:
Net investment income[2]	0.281	0.255	0.244	0.205	0.074
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.189	0.029	(0.142)	(0.048)	(0.063)
Total from investment operations	0.470	0.284	0.102	0.157	0.011

Less dividends and distributions from:
Net investment income	(0.350)	(0.334)	(0.322)	(0.297)	(0.165)
Return of capital	—	—	—	—	(0.016)
Total dividends and distributions	(0.350)	(0.334)	(0.322)	(0.297)	(0.181)

Net asset value, end of period	$8.340	$8.220	$8.270	$8.490	$8.630

Total return[3]	5.86%	3.53%	1.34%	1.73%	0.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$517	$1,876	$1,860	$1,905	$1,499
Ratio of expenses to average net assets	1.18%	1.16%	1.23%	1.20%	1.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.42%	1.44%	1.42%	1.43%	1.38%
Ratio of net investment income to average net assets	3.42%	3.11%	2.91%	2.40%	1.86%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.18%	2.83%	2.72%	2.17%	1.68%
Portfolio turnover	236%	276%	259%	313%	483% [4]

[1] Date of commencement of operations. Ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the year ended December 31, 2007.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$8.210	$8.270	$8.480	$8.620	$8.770

Income (loss) from investment operations:
Net investment income[1]	0.322	0.297	0.291	0.256	0.234
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.199	0.019	(0.132)	(0.047)	(0.038)
Total from investment operations	0.521	0.316	0.159	0.209	0.196

Less dividends and distributions from:
Net investment income	(0.391)	(0.376)	(0.369)	(0.349)	(0.328)
Return of capital	—	—	—	—	(0.018)
Total dividends and distributions	(0.391)	(0.376)	(0.369)	(0.349)	(0.346)

Net asset value, end of period	$8.340	$8.210	$8.270	$8.480	$8.620

Total return[2]	6.52%	3.92%	1.91%	2.46%	2.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,298	$21,873	$26,070	$21,732	$16,667
Ratio of expenses to average net assets	0.68%	0.66%	0.67%	0.60%	0.60%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.82%	0.84%	0.82%	0.83%	0.86%
Ratio of net investment income to average net assets	3.92%	3.61%	3.47%	3.00%	2.72%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.78%	3.43%	3.32%	2.77%	2.46%
Portfolio turnover	236%	276%	259%	313%	483%

[1] The average shares outstanding method has been applied for per share information for the year ended December 31, 2007.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

December 31, 2007

Delaware Group Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (formerly Delaware Limited-Term Government Fund) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 2% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of December 31, 2007, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2007, DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, 12b-1 plan expenses, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including but not limited to those relating to reorganizations, ligitation, conducting shareholder meetings, and liquidations do not exceed 0.69% of average daily net assets of the Fund through April 30, 2008. Prior to May 1, 2007, DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 0.65% of the average daily net assets of the Fund.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the year ended December 31, 2007, the Fund was charged $67,521 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net asset of Class R shares. Institutional Class shares paid no distribution and service expenses. DDLP has voluntarily agreed to waive distribution and service fees until such time as the waiver is discontinued in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets. DDLP has contracted to limit distribution and service fees through April 30, 2008 for Class R shares to no more than 0.50% of average daily net assets.

At December 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$89,763
Dividend disbursing, transfer agent fees,
other expenses payable to DSC	32,393
Distribution fee payable to DDLP	44,367
Other expenses payable to DMC and affiliates*	34,260

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended December 31, 2007, the Fund was charged $11,481 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended December 31, 2007, DDLP earned $8,291 for commissions on sales of the Fund’s Class A shares. For the year ended December 31, 2007, DDLP received gross CDSC commissions of $18, $10,317 and $451 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC, and DDLP are officers and Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

(continues)      23

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments

For the year ended December 31, 2007, the Fund made purchases of $155,132,528 and sales of $184,763,751 of investment securities other than U.S. government securities and short-term investments. For the year ended December 31, 2007, the Fund made purchases of $346,644,473 and sales of $349,053,308 of long-term U.S. government securities.

At December 31, 2007, the cost of investments for federal income tax purposes was $259,889,885. At December 31, 2007, net unrealized depreciation was $1,084,031 of which $1,688,130 related to unrealized appreciation of investments and $2,772,161 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2007 and 2006 was as follows:

	Year Ended
	12/31/07	12/31/06
Ordinary income	$9,659,047	$10,839,770

5. Components of Net Assets on a Tax Basis

As of December 31, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$231,476,026
Undistributed ordinary income	127
Post-October currency losses	(52,237)
Capital loss carryforwards	(17,916,704)
Unrealized depreciation of investments,
swap contracts and foreign currencies	(1,030,878)
Net assets	$212,476,334

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of forward foreign currency contracts, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2007 through December 31, 2007 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, tax treatment of CDS contracts, capital loss carryforward expiration, market discount and premium on certain debt instruments, and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2007, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$1,630,272
Accumulated net realized gain (loss)	2,902,281
Paid-in capital	(4,532,553)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains, $972,951 was utilized in 2007 and $4,532,553 expired in 2007. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $5,888,621 expires in 2008, $6,133,212 expires in 2012, $2,091,290 expires in 2013 and $3,803,581 expires in 2014.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	12/31/07	12/31/06
Shares sold:
Class A	5,087,066	3,166,378
Class B	68,513	145,206
Class C	536,359	278,113
Class R	60,667	51,875
Institutional Class	325,327	1,217,194

Shares issued upon reinvestment of
dividends and distributions:
Class A	759,385	766,794
Class B	32,073	52,162
Class C	68,093	84,063
Class R	6,926	9,401
Institutional Class	76,966	162,230
	7,021,375	5,933,416
Shares repurchased:
Class A	(5,697,001)	(5,791,665)
Class B	(846,247)	(1,178,197)
Class C	(867,194)	(1,617,455)
Class R	(233,976)	(57,824)
Institutional Class	(1,949,833)	(1,869,869)
	(9,594,251)	(10,515,010)
Net decrease	(2,572,876)	(4,581,594)

For the years ended December 31, 2007 and 2006, 386,457 Class B shares were converted to 386,330 Class A shares valued at $3,177,925 and 272,204 Class B shares were converted to 272,035 Class A shares valued at $2,232,977, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2007, or at any time during the year then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Options Written

During the year ended December 31, 2007, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended December 31, 2007 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at
December 31, 2006	—	—
Options written	105	$ 489,216
Options terminated in closing
purchase transactions	(75)	(354,127)
Options outstanding at
December 31, 2007	30	$ 135,089

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in

(continues)      25

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

11. Swap Contracts (continued)

connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended December 31, 2007, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized gains (losses) on swap contracts. Upon payment (receipt), such amounts are recorded as realized gains (losses) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts, if any, shown on the statement of net assets. At December 31, 2007, the Fund had no open CDS contracts.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Fund receives a fee from the security lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At December 31, 2007, the market value of the securities on loan was $42,460,123, for which the Fund received collateral, comprised of U.S. government obligations valued at $175,254, and cash collateral of $42,870,570. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of December 31, 2007, no securities have been determined to be illiquid under the Fund’s liquidity procedures. Rule 144A securities have been identified on the statement of net assets.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

15. Change in Custodian

On July 26, 2007, Mellon Bank N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian. Prior to July 26, 2007, JPMorgan Chase served as the Fund’s custodian.

16. Tax Information (Unaudited)

For the fiscal year ended December 31, 2007, the Fund designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions*	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
—	100%	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.

* For the fiscal year ended December 31, 2007, certain interest income paid by the Fund, determined to be Qualified Interest Income, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended December 31, 2007, the Fund has designated maximum distributions of Qualified Interest Income of $9,217,971.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund

We have audited the accompanying statement of net assets and statement of assets and liabilities of the Delaware Limited-Term Diversified Income Fund (the sole series of Delaware Group Limited-Term Government Funds) (the “Fund”) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Limited-Term Diversified Income Fund of Delaware Group Limited-Term Government Funds at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 19, 2008

Other Fund information (unaudited)

Delaware Limited-Term Diversified Income Fund

Fund management

Roger A. Early, CPA, CFA, CFP

Senior Vice President, Senior Portfolio Manager

Roger A. Early is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He re-joined Delaware Investments in March 2007. During his previous tenure at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. Early most recently worked at Chartwell Investment Partners, where he served as a senior portfolio manager in fixed income from 2003 to 2007. He also worked at Turner Investments from 2002 to 2003, where he served as chief investment officer for fixed income, and Rittenhouse Financial from 2001 to 2002. He started his career in Pittsburgh, leaving to join Delaware Investments in 1994 after 10 years at Federated Investors. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh, and he is a member of The CFA Society of Philadelphia.

Paul Grillo, CFA

Senior Vice President, Senior Portfolio Manager

Paul Grillo is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Delaware Investments in 1992, and also serves as a mortgage-backed and asset-backed securities analyst. Previously, he served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	84	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]		Board of Governors
	Trustee	Chief Executive Officer			Member —
April 1963		since August 1, 2006			Investment Company
Institute (ICI)
(2007–Present)

Member
of Investment
Committee —
Cradle of Liberty
Counsel, BSA
(November 2007–
Present)

Finance
Committee Member —
St. John Vianney
Roman Catholic Church
(2007–Present)
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	84	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)		Chairman of
Investment
Committee —
The Haverford School
(2002–Present)

Chairman of
Investment
Committee —
Pennsylvania Academy
of Fine Arts
(2007–Present)

Trustee
(2004–Present)

Investment Committee
Member — Pennsylvania
Horticultural Society
(February 2006–
Present)

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
John A. Fry	Trustee	Since	President —	84	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	84	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	84	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	84	Director and Audit
2005 Market Street		October 1989	ARL Associates		Committee Chair —
Philadelphia, PA			(Financial Planning)		Systemax, Inc.
19103			(1983–Present)

November 1940

Thomas F. Madison	Trustee	Since	President and Chief	84	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
Committee Chair —
February 1936			and Consulting)		Digital River, Inc.
(January 1993–Present)
Director and Chair of
Audit and Compensation
Committees —
Rimage
Corporation

Director and Chair of
Compensation and
Governance &
Nominating
Committees — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Treasurer	84	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation

Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	84	Director and Audit
2005 Market Street		March 2003	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	84	None[4]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	84	None[4]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	84	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	84	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

[4] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Diversified Income Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern time, for assistance with any questions.

(2765)	Printed in the USA
AR-022 [12/07] CGI 2/08	MF-08-01-333 PO12595

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $15,900 for the fiscal year ended December 31, 2007.

____________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $16,800 for the fiscal year ended December 31, 2006.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended December 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2006.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $34,374 for the registrant’s fiscal year ended December 31, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures report to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,750 for the fiscal year ended December 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2007.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $3,200 for the fiscal year ended December 31, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2006.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2007.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2006.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $259,112 and $263,582 for the registrant’s fiscal years ended December 31, 2007 and December 31, 2006, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP LIMITED TERM GOVERNMENT FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 6, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 6, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 6, 2008